NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 2, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Tracy Stouffer, portfolio manager for Nuveen International Growth Fund (the “Fund”), has announced that she will retire from Nuveen Asset Management, LLC (“Nuveen Asset Management”) on January 1, 2018. She will continue to serve as portfolio manager for the Fund until that time. Effective immediately, Reed D. Walters and Joseph R. O’Flaherty are added as portfolio managers for the Fund. Mr. Walters has worked with Nuveen Asset Management’s International Growth team since he was appointed Head of Global/International Equities in January 2017. Mr. O’Flaherty has been an analyst on the International Growth team since the Fund’s inception in 2009. Biographies for Mr. Walters and Mr. O’Flaherty are set forth below.

Reed D. Walters is Managing Director and Head of Global/International Equities for Nuveen Asset Management. He joined the firm in 2016 as Managing Director and Portfolio Manager/Analyst and was appointed Head of Global/International Equities in January 2017. Prior thereto, he was Managing Director and Portfolio Manager at Tradewinds Global Investors, LLC (“Tradewinds”). He joined Tradewinds in 2015 from Sector Capital Management, where he served as President and Chief Investment Officer and managed the day-to-day operations while also leading the firm’s investment process.

Joseph R. O’Flaherty is Vice President and Portfolio Manager/Senior Research Analyst for Nuveen Asset Management. He began working in the financial industry in 2000 and joined the firm in 2009 as a research associate focused on international equities. Previously, he was a financial analyst in the telecommunications industry and worked for eight years as an equity and fixed income trader with Howard Capital Management.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-IGFP-1017P

NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 2, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

Tracy Stouffer, portfolio manager for Nuveen International Growth Fund (the “Fund”), has announced that she will retire from Nuveen Asset Management, LLC (“Nuveen Asset Management”) on January 1, 2018. She will continue to serve as portfolio manager for the Fund until that time. Effective immediately, Reed D. Walters and Joseph R. O’Flaherty are added as portfolio managers for the Fund. Mr. Walters has worked with Nuveen Asset Management’s International Growth team since he was appointed Head of Global/International Equities in January 2017. Mr. O’Flaherty has been an analyst on the International Growth team since the Fund’s inception in 2009.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-1017P